Related party transactions - Summary Of Movement Of Allowance For Credit Losses On Amounts Due From Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Due From Related Parties Allowance For Credit Losses [Abstract]
Balance at beginning of the year	¥ 857,211	¥ 846,266	¥ 858,618
Charge-offs		(1,967)	(2,736)
(Reversal)/Addition, net	(260)	1,575	(6,743)
Disposal of SCHL Group	(12,451)
Foreign currency exchange differences	2,274	11,337	(2,873)
Balance at end of the year	¥ 846,774	¥ 857,211	¥ 846,266